Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio Service Class 2
April 30, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate VIP Energy Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the fourth quarter of 2017, to vote on this proposal. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

VNR2-17-03 1.832958.112	November 17, 2017

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio
Investor Class
April 30, 2017
Prospectus

Effective December 18, 2017, the redemption fee(s) has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy, to modify VIP Financial Services Portfolio’s, VIP Health Care Portfolio’s, and VIP Technology Portfolio’s fundamental concentration policy, and to change VIP Financial Services Portfolio from diversified to non-diversified. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of VIP Financial Services Portfolio, VIP Health Care Portfolio, and VIP Technology Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Peter Dixon no longer serves as portfolio manager of VIP Consumer Discretionary Portfolio.

The following information replaces similar information for VIP Consumer Discretionary Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Katherine Shaw (portfolio manager) has managed the fund since August 2017.

The following information replaces similar information for VIP Materials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Richard Malnight (portfolio manager) has managed the fund since November 2017.

The following information replaces biographical information for VIP Consumer Discretionary Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Katherine Shaw is portfolio manager of VIP Consumer Discretionary Portfolio, which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

The following information replaces biographical information for VIP Materials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Richard Malnight is portfolio manager of VIP Materials Portfolio, which he has managed since November 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

VIPINVF-17-04 1.824639.132	November 17, 2017

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio
Initial Class
April 30, 2017
Prospectus

Effective December 18, 2017, the redemption fee(s) has been removed.

Tobias Welo no longer serves as portfolio manager of VIP Materials Portfolio.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy, to modify VIP Financial Services Portfolio’s, VIP Health Care Portfolio’s, and VIP Technology Portfolio’s fundamental concentration policy, and to change VIP Financial Services Portfolio from diversified to non-diversified. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of VIP Financial Services Portfolio, VIP Health Care Portfolio, and VIP Technology Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Peter Dixon no longer serves as a portfolio manager of VIP Consumer Discretionary Portfolio.

The following information replaces similar information for VIP Consumer Discretionary Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Katherine Shaw (portfolio manager) has managed the fund since August 2017.

The following information replaces similar information for VIP Materials Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Richard Malnight (portfolio manager) has managed the fund since November 2017.

The following information replaces the biographical information for Peter Dixon found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Katherine Shaw is portfolio manager of VIP Consumer Discretionary Portfolio, which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Tobias Welo found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Tobias Welo is portfolio manager of VIP Industrials Portfolio, which he has managed since January 2007. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Richard Malnight is portfolio manager of VIP Materials Portfolio, which he has managed since November 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

VIPFCI-17-04 1.765122.153	November 17, 2017